INCOME TAXES - Disclosure of detailed information about deferred income tax asset (liability) (Details) - USD ($)	Dec. 31, 2020	May 31, 2020	Jun. 01, 2019
Deferred tax assets:
Deferred tax assets	$ 5,304,421	$ 5,219,794
Unrecognized deferred tax assets	(5,066,922)	(4,818,605)
Deferred tax liabilities	(748,857)	(907,480)
Net deferred income tax liability	(511,358)	(506,291)	$ (111,349)
Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	1,212,470	1,181,258
Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	133,563	130,388
Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	3,958,388	3,908,148
Canada [Member]
Deferred tax assets:
Deferred tax assets	5,300,312	5,219,794
Unrecognized deferred tax assets	(5,066,922)	(4,818,605)
Deferred tax liabilities	(233,390)	(401,189)
Net deferred income tax liability	0	0
Canada [Member] | Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	1,208,361	1,181,258
Canada [Member] | Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	133,563	130,388
Canada [Member] | Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	3,958,388	3,908,148
Australia [Member]
Deferred tax assets:
Deferred tax assets	0	0
Unrecognized deferred tax assets	0	0
Deferred tax liabilities	(507,291)	(506,291)
Net deferred income tax liability	(507,291)	(506,291)
Australia [Member] | Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	0	0
Australia [Member] | Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	0	0
Australia [Member] | Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	0	0
United States of America [Member]
Deferred tax assets:
Deferred tax assets	4,109	0
Unrecognized deferred tax assets	0	0
Deferred tax liabilities	(8,176)	0
Net deferred income tax liability	(4,067)	0
United States of America [Member] | Mineral expenditures and capital assets [Member]
Deferred tax assets:
Deferred tax assets	4,109	0
United States of America [Member] | Share issue costs [Member]
Deferred tax assets:
Deferred tax assets	0	0
United States of America [Member] | Non-capital losses and others [Member]
Deferred tax assets:
Deferred tax assets	$ 0	$ 0